Debt Schedule of Debt Tender Offers (Details) - USD ($) $ in Millions	3 Months Ended
	Sep. 28, 2019	Sep. 25, 2019	Sep. 09, 2019	Jun. 30, 2018
Three point five zero zero percent senior notes due June 2022
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 1,119	$ 2,000
Early repayment of senior debt	881
Three point five zero zero percent senior notes due July 2022
Debt Instrument [Line Items]
Long-term debt, principal amount	446	1,000
Early repayment of senior debt	554
Four point zero zero zero percent senior notes due 2023
Debt Instrument [Line Items]
Long-term debt, principal amount	838	1,600		$ 1,600
Early repayment of senior debt	762
Four point eight seven five percent second lien senior secured notes due 2025
Debt Instrument [Line Items]
Long-term debt, principal amount	976	$ 1,200
Early repayment of senior debt	224
Five point three seven five percent senior notes due 2020
Debt Instrument [Line Items]
Long-term debt, principal amount	405		$ 900
Early repayment of senior debt	$ 495